Note 9 - Subsequent Events (Details Textual) - The 10% Original Issue Discount Promissory Notes [Member] - Subsequent Event [Member]	May 10, 2024 USD ($)
Debt Instrument, Issue Discount Percentage	10.00%
Debt Instrument, Face Amount	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Covenant, Maximum Proceeds From Stock Issuances	$ 5,000,000